Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due from related party		$ 0	$ 16,334
Chief Executive Officer
Related party cost	$ 39,904	25,349
GGCP
Due from related party		$ 0